Other financial assets	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Other financial assets
9. Other financial assets
Other financial assets consist of the following:

	Yen in millions
	March 31,
	2022	2023
Financial assets measured at amortized cost
Time deposits	505,695	206,494
Other	680,199	766,455
Financial assets measured at fair value through profit or loss
Public and corporate bonds	159,186	193,816
Stocks	149,890	168,214
Derivatives	419,173	610,340
Other	465,801	496,052
Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	6,302,719	6,409,119
Stocks	3,332,209	3,413,780
Other	9,644	7,838

Total	12,024,515	12,272,107

Current assets	2,507,248	1,715,675
Non-current assets	9,517,267	10,556,431

Total	12,024,515	12,272,107

Toyota has certain financial instruments, including financial assets and liabilities which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major developed countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance
by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.
Public and corporate bonds included in financial assets measured at fair value through other comprehensive income include securities loaned of ¥2,198,396 million and ¥2,192,934 million as of March 31, 2022 and 2023, respectively.

Major securities included in stocks measured at fair value through other comprehensive income as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31,
Issue	2022	2023
KDDI CORPORATION	1,268,762	1,296,639
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	286,385	320,073
MS&AD Insurance Group Holdings, Inc.	209,318	216,053
HO TAI MOTOR CO., LTD.	142,002	156,014
Renesas Electronics Corporation	107,423	143,543
To facilitate the efficient and effective utilization of assets, Toyota derecognizes stocks measured at fair value through other comprehensive income by way of sale. Fair value and total accumulated other comprehensive income at derecognition are as follows:

	Yen in millions
	For the years ended March 31,
	2022	2023
Total fair value	66,906	69,028
Accumulated other comprehensive income, net	27,861	35,124